Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 30, 2016	Dec. 25, 2015
Current assets:
Cash	$ 46,610	$ 50,854	$ 24,188
Restricted cash	1,794	1,794
Accounts receivable, net	49,062	26,401	12,394
Inventories	90,944	70,881	31,287
Prepaid expenses and other current assets	8,567	7,061	3,924
Current assets from discontinued operations	106	99	16,539
Total current assets	197,083	157,090	88,332
Property and equipment, net	13,935	12,018	7,482
Other noncurrent assets	1,385	3,574	246
Deferred tax assets	633	570	296
Intangible assets, net	30,351	32,146	31,131
Goodwill	77,071	77,093	70,015
Non-current assets from discontinued operations			521
Total assets	320,458	282,491	198,023
Current liabilities:
Accounts payable	106,899	88,531	42,027
Accrued liabilities	4,478	6,554	3,951
Current portion of long-term debt			4,550
Customer deposits			26
Other current liabilities	6,631	5,421	3,063
Current liabilities from discontinued operations	380	564	9,855
Total current liabilities	118,388	101,070	63,472
Long-term debt, net of current portion	38,076	37,944	58,038
Deferred tax liabilities	511	606	495
Other non-current liabilities	1,333	1,173	1,254
Non-current liabilities from discontinued operations	30	39	86
Total liabilities	158,338	140,832	123,345
Shareholders' equity
Preferred shares			142,728
Ordinary shares	2	2
Additional paid in capital	203,670	196,049	3,004
Accumulated deficit	(41,552)	(54,392)	(71,054)
Total shareholders' equity	162,120	141,659	74,678
Total liabilities and shareholders' equity	$ 320,458	$ 282,491	$ 198,023